Other assets-Other / Other liabilities (Tables)	6 Months Ended
Sep. 30, 2020
Other assets-Other / Other liabilities [Abstract]
Schedule of Other assets-Other and Other liabilities

	Millions of yen
	March 31, 2020	September 30, 2020
Other assets—Other:
Securities received as collateral	¥290,269	¥316,631
Goodwill and other intangible assets (1)	17,783	28,864
Deferred tax assets	13,431	17,583
Investments in equity securities for other than operating purposes (2)	141,855	222,516
Prepaid expenses	16,262	19,727
Other	347,422	309,820

Total	¥827,022	¥915,141

Other liabilities:
Obligation to return securities received as collateral	¥290,269	¥316,631
Accrued income taxes	16,362	21,081
Other accrued expenses	396,560	360,813
Other (3)	331,257	350,940

Total	¥1,034,448	¥1,049,465

(1)
For the six months ended September 30, 2020, Nomura recognized goodwill attributable to the Wholesale segment as a result of acquiring 100% of the ownership interests in Greentech Capital, LLC.
See Note.9 “
Business combination“
for further information.

(2)	Includes equity securities without readily determinable fair value of ¥65,365 million as of September 30, 2020.
(3)	Includes operating lease liabilities.